As filed with the Securities and Exchange Commission on October 11, 2019
File Nos. 333-76651, 811-09301

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 128	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT	☒
OF 1940
Amendment No. 131	☒
(Check appropriate box or boxes)

TIAA-CREF Funds
(Exact Name of Registrant as Specified in Charter)

730 Third Avenue
New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (800) 842-2733

Jeremy D. Franklin, Esq.
TIAA-CREF Funds
8500 Andrew Carnegie Blvd.
Charlotte, North Carolina 28262

(Name and Address of Agent for Service)

Copy to:
Christopher P. Harvey, Esq.
Adam T. Teufel, Esq.
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110

Approximate Date of Proposed Public Offering:

As soon as practicable after effectiveness of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This post-effective amendment on Form 485BPOS is being submitted for the sole purpose of furnishing, in Exhibit 101, XBRL Interactive Data for the related official 485BPOS filing which was submitted to the Commission on September 26, 2019.

No other changes have been made to this Form 485BPOS. This Form 485BPOS does not reflect events that may have occurred subsequent to the original filing date, and does not modify or update any related disclosures made in the related official Form 485BPOS.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, TIAA-CREF Funds certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 11th day of October 2019.

TIAA-CREF FUNDS

By:	/s/ Bradley Finkle
Name:	Bradley Finkle
Title:	Principal Executive Officer and President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Bradley Finkle	Principal Executive Officer and President	October 11, 2019
Bradley Finkle	(Principal Executive Officer)

/s/ E. Scott Wickerham	Principal Financial Officer,	October 11, 2019
E. Scott Wickerham	Principal Accounting Officer and Treasurer
(Principal Financial and Accounting Officer)

SIGNATURE OF TRUSTEE	DATE	SIGNATURE OF TRUSTEE	DATE

*	October 11, 2019	*	October 11, 2019
Forrest Berkley		Howell E. Jackson

*	October 11, 2019	*	October 11, 2019
Joseph A. Boateng		Thomas J. Kenny

*	October 11, 2019	*	October 11, 2019
Janice C. Eberly		James M. Poterba

*	October 11, 2019	*	October 11, 2019
Nancy A. Eckl		Maceo K. Sloan

*	October 11, 2019	*	October 11, 2019
Michael A. Forrester		Laura T. Starks

/s/ Rachael M. Zufall	October 11, 2019
Rachael M. Zufall as attorney-in-fact

*	Signed by Rachael M. Zufall pursuant to powers of attorney previously filed with the Securities and Exchange Commission.

EXHIBIT LIST

101.	INS XBRL Instance Document
101.	SCH XBRL Taxonomy Extension Schema
101.	DEF XBRL Taxonomy Extension Definition Linkbase
101.	LAB XBRL Taxonomy Extension Label Linkbase
101.	PRE XBRL Taxonomy Extension Presentation Linkbase